GOODWILL AND INTANGIBLE ASSETS - Schedule of Expected Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 2,554	$ 22,701
2015	10,150	10,136
2016	10,138	10,136
2017	6,523	6,522
2018 and thereafter	281	265
Subject to amortization, Net	$ 29,646	$ 49,760	$ 79,772